--------------------------------------------------------------------------------

                               ENDEAVOR PLATINUM
                                VARIABLE ANNUITY

                           The PFL Endeavor Platinum
                            Variable Annuity Account
                               Semi-Annual Report
                                 June 30, 1997



                                      LOGO

--------------------------------------------------------------------------------


                       THIS PAGE LEFT BLANK INTENTIONALLY

--------------------------------------------------------------------------------
THE PFL ENDEAVOR PLATINUM VARIABLE ANNUITY ACCOUNT

Dear Valued Policyholder:

We are pleased to present the Semi-Annual Report of the PFL Endeavor Platinum Variable Annuity Account for the period ending June 30, 1997. This report contains information on the following subaccounts:

   TCW Money Market
   TCW Managed Asset Allocation
   T. Rowe Price International Stock
   Value Equity
   Dreyfus Small Cap Value
   Dreyfus U.S. Government Securities
   T. Rowe Price Equity Income
   T. Rowe Price Growth Stock
   Opportunity Value
   Enhanced Index
   Growth

We are pleased that you have chosen the Endeavor Platinum Variable Annuity to be part of your financial future. We look forward to serving you in the future.

Sincerely,

LOGO
William L. Busler
President
PFL Life Insurance Company

This report may be distributed only to current policyholders or to persons who have received current prospectuses of the variable annuity and the underlying funds.

--------------------------------------------------------------------------------
THE PFL ENDEAVOR PLATINUM VARIABLE ANNUITY ACCOUNT

BALANCE SHEET (AMOUNTS IN THOUSANDS)
June 30, 1997 (Unaudited)


                                                               TCW      T.ROWE
                                                     TCW     MANAGED    PRICE
                                                    MONEY     ASSET     INT'L.
                                                    MARKET  ALLOCATION  STOCK
                                           TOTAL   SUBACCT.  SUBACCT.  SUBACCT.
                                          -------- -------- ---------- --------
ASSETS
Cash....................................  $      2     --        --        --
Investments in mutual funds, at current
 market value (Note 2):
 Endeavor Series Trust--TCW Money Market
  Portfolio.............................    12,536  12,536       --        --
 Endeavor Series Trust--TCW Managed
  Asset Allocation Portfolio............    12,388     --     12,388       --
 Endeavor Series Trust--T. Rowe Price
  International Stock Portfolio.........    14,575     --        --     14,575
 Endeavor Series Trust--Value Equity
  Portfolio.............................    21,593     --        --        --
 Endeavor Series Trust--Dreyfus Small
  Cap Value Portfolio...................    11,420     --        --        --
 Endeavor Series Trust--Dreyfus U.S.
  Gov't. Securities Portfolio...........     4,496     --        --        --
 Endeavor Series Trust--T. Rowe Price
  Equity Income Portfolio...............    17,716     --        --        --
 Endeavor Series Trust--T. Rowe Price
  Growth Stock Portfolio................    15,170     --        --        --
 Endeavor Series Trust--Opportunity
  Value Portfolio.......................     1,515     --        --        --
 Endeavor Series Trust--Enhanced Index
  Portfolio.............................        75     --        --        --
 WRL Investment Management, Inc.--Growth
  Portfolio.............................    26,157     --        --        --
                                          --------  ------    ------    ------
 Total investments in mutual funds......   137,641  12,536    12,388    14,575
                                          --------  ------    ------    ------
 Total Assets...........................  $137,643  12,536    12,388    14,575
                                          ========  ======    ======    ======
LIABILITIES AND CONTRACT OWNERS' EQUITY:
Liabilities
 Contract terminations payable..........        11       2         2         1
                                          --------  ------    ------    ------
 Total Liabilities......................  $     11       2         2         1
Contract Owners' Equity:
 Deferred annuity contracts terminable
  by owners (Note 3)....................   137,632  12,534    12,386    14,574
                                          --------  ------    ------    ------
                                          $137,643  12,536    12,388    14,575
                                          ========  ======    ======    ======


                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------


          DREYFUS   DREYFUS    T.ROWE   T.ROWE
           SMALL      U.S.     PRICE    PRICE
 VALUE      CAP      GOV'T.    EQUITY   GROWTH  OPPORTUNITY ENHANCED
 EQUITY    VALUE   SECURITIES  INCOME   STOCK      VALUE     INDEX    GROWTH
SUBACCT.  SUBACCT.  SUBACCT.  SUBACCT. SUBACCT.  SUBACCT.   SUBACCT. SUBACCT.
--------  -------- ---------- -------- -------- ----------- -------- --------
    --          2      --         --       --        --       --         --
    --        --       --         --       --        --       --         --
    --        --       --         --       --        --       --         --
    --        --       --         --       --        --       --         --
 21,593       --       --         --       --        --       --         --
    --     11,420      --         --       --        --       --         --
    --        --     4,496        --       --        --       --         --
    --        --       --      17,716      --        --       --         --
    --        --       --         --    15,170       --       --         --
    --        --       --         --       --      1,515      --         --
    --        --       --         --       --        --        75        --
    --        --       --         --       --        --       --      26,157
 ------    ------    -----     ------   ------     -----      ---     ------
 21,593    11,420    4,496     17,716   15,170     1,515       75     26,157
 ------    ------    -----     ------   ------     -----      ---     ------
 21,593    11,422    4,496     17,716   15,170     1,515       75     26,157
 ======    ======    =====     ======   ======     =====      ===     ======
      1       --       --           1        2       --       --           2
 ------    ------    -----     ------   ------     -----      ---     ------
      1       --       --           1        2       --       --           2
 21,592    11,422    4,496     17,715   15,168     1,515       75     26,155
 ------    ------    -----     ------   ------     -----      ---     ------
 21,593    11,422    4,496     17,716   15,170     1,515       75     26,157
 ======    ======    =====     ======   ======     =====      ===     ======

--------------------------------------------------------------------------------
THE PFL ENDEAVOR PLATINUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS (AMOUNTS IN THOUSANDS)
Six Months Ended June 30, 1997, Except as Noted (Unaudited)


                                                                TCW      T.ROWE
                                                      TCW     MANAGED    PRICE
                                                     MONEY     ASSET     INT'L.
                                                     MARKET  ALLOCATION  STOCK
                                             TOTAL  SUBACCT.  SUBACCT.  SUBACCT.
                                            ------- -------- ---------- --------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends................................  $ 3,243    293       147        89
Expenses (Note 5):
 Administrative fee.......................        7    --          1         1
 Mortality and expense risk charge........      923     98        86        96
                                            -------  -----     -----     -----
   Net Investment income (loss)...........    2,313    195        60        (8)
                                            -------  -----     -----     -----
NET REALIZED AND UNREALIZED CAPITAL GAIN
 (LOSS) FROM INVESTMENTS
Net realized capital gain from sales of
 investments:
 Proceeds from sales......................   18,963  8,780     1,754     1,014
 Cost of investments sold.................   16,429  8,780     1,361       798
                                            -------  -----     -----     -----
Net realized capital gain from sales of
 investments..............................    2,534    --        393       216
Net change in unrealized
 appreciation/depreciation of investments:
 Beginning of the period..................    8,280    --        973     1,037
 End of the period........................   16,149    --      1,616     2,195
                                            -------  -----     -----     -----
   Net change in unrealized
    appreciation/depreciation of
    investments...........................    7,869    --        643     1,158
                                            -------  -----     -----     -----
   Net realized and unrealized capital
    gain (loss) from investments..........   10,403    --      1,036     1,374
                                            -------  -----     -----     -----
INCREASE FROM OPERATIONS..................  $12,716    195     1,096     1,366
                                            =======  =====     =====     =====

/1/Period from May 1, 1997 (commencement of operations) to June 30, 1997

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

          DREYFUS   DREYFUS    T.ROWE   T.ROWE
           SMALL      U.S.     PRICE    PRICE
 VALUE      CAP      GOV'T.    EQUITY   GROWTH  OPPORTUNITY  ENHANCED
 EQUITY    VALUE   SECURITIES  INCOME   STOCK      VALUE       INDEX     GROWTH
SUBACCT.  SUBACCT.  SUBACCT.  SUBACCT. SUBACCT.  SUBACCT.   SUBACCT./1/ SUBACCT.
--------  -------- ---------- -------- -------- ----------- ----------- --------
   745     1,123      138        384      103         4         --         217
     1         1        1          1      --        --          --           1
   145        73       34        115       95         6           1        174
 -----     -----      ---      -----    -----       ---         ---      -----
   599     1,049      103        268        8        (2)         (1)        42
 -----     -----      ---      -----    -----       ---         ---      -----

   993       791      850      2,111    1,194       329         --       1,147
   640       549      856      1,499      867       314         --         765
 -----     -----      ---      -----    -----       ---         ---      -----
   353       242       (6)       612      327        15         --         382
 1,744     1,181       84      1,319    1,102       --          --         840
 3,078     1,416       75      2,271    2,651        85           1      2,761
 -----     -----      ---      -----    -----       ---         ---      -----
 1,334       235       (9)       952    1,549        85           1      1,921
 -----     -----      ---      -----    -----       ---         ---      -----
 1,687       477      (15)     1,564    1,876       100           1      2,303
 -----     -----      ---      -----    -----       ---         ---      -----
 2,286     1,526       88      1,832    1,884        98         --       2,345
 =====     =====      ===      =====    =====       ===         ===      =====

--------------------------------------------------------------------------------
THE PFL ENDEAVOR PLATINUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY (AMOUNTS IN THOUSANDS) Six Months Ended June 30, 1997 and Year Ended December 31, 1996, Except as Noted (Unaudited)

                                                               TCW          T. ROWE
                                                TCW          MANAGED         PRICE
                                               MONEY          ASSET          INT'L.          VALUE
                                              MARKET        ALLOCATION       STOCK          EQUITY
                              TOTAL          SUBACCT.        SUBACCT.       SUBACCT.       SUBACCT.
                         ----------------  --------------  -------------  -------------  --------------
                           1997     1996    1997    1996    1997   1996    1997   1996    1997    1996
                         --------  ------  ------  ------  ------  -----  ------  -----  ------  ------
OPERATIONS
 Net investment income
  (loss)................ $  2,313   1,231     195     204      60     (2)     (8)   (70)    599      49
 Net realized capital
  gain (loss)...........    2,534   1,480     --      --      393    394     216     48     353     297
 Net change in
  unrealized
  appreciation/
  depreciation of
  investments...........    7,869   5,886     --      --      643    637   1,158    850   1,334   1,288
                         --------  ------  ------  ------  ------  -----  ------  -----  ------  ------
 Increase from
  operations............   12,716   8,597     195     204   1,096  1,029   1,366    828   2,286   1,634
                         --------  ------  ------  ------  ------  -----  ------  -----  ------  ------
CONTRACT TRANSACTIONS
 Net contract purchase
  payments..............   33,096  58,144   5,343  12,487   2,409  4,146   3,145  4,419   4,570   8,377
 Transfer payments from
  (to) other subaccounts
  or general account....    3,512   1,106  (2,390) (4,752)    785    366     767  1,659   1,004   1,260
 Contract terminations,
  withdrawals, and other
  deductions............   (6,327) (4,742)   (849) (1,407)   (860)  (511)   (694)  (604) (1,003)   (288)
                         --------  ------  ------  ------  ------  -----  ------  -----  ------  ------
 Increase from contract
  transactions..........   30,281  54,508   2,104   6,328   2,334  4,001   3,218  5,474   4,571   9,349
                         --------  ------  ------  ------  ------  -----  ------  -----  ------  ------
 Net increase in
  contract owners'
  equity................   42,997  63,105   2,299   6,532   3,430  5,030   4,584  6,302   6,857  10,983
                         --------  ------  ------  ------  ------  -----  ------  -----  ------  ------
CONTRACT OWNERS' EQUITY
 Beginning of period....   94,635  31,530  10,235   3,703   8,956  3,926   9,990  3,688  14,735   3,752
                         --------  ------  ------  ------  ------  -----  ------  -----  ------  ------
 End of period.......... $137,632  94,635  12,534  10,235  12,386  8,956  14,574  9,990  21,592  14,735
                         ========  ======  ======  ======  ======  =====  ======  =====  ======  ======

/1/Period from November 20, 1996 (commencement of operations) to December 31,
1996
/2/Period from May 1, 1997 (commencement of operations) to June 30, 1997

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  DREYFUS        DREYFUS         T. ROWE        T. ROWE
   SMALL           U.S.           PRICE          PRICE
    CAP           GOV'T.         EQUITY          GROWTH       OPPORTUNITY   ENHANCED
   VALUE        SECURITIES       INCOME          STOCK           VALUE       INDEX      GROWTH
  SUBACCT.       SUBACCT.       SUBACCT.        SUBACCT.       SUBACCT.     SUBACCT.   SUBACCT.
-------------  -------------  --------------  -------------  -------------- -------- --------------
 1997   1996   1997    1996    1997    1996    1997   1996   1997   1996/1/ 1997/2/   1997    1996
------  -----  -----  ------  ------  ------  ------  -----  -----  ------- -------- ------  ------
 1,049    125    103      47     268     (46)      8      1     (2)   --       (1)       42     923
   242     96     (6)     25     612      92     327    154     15    --      --        382     374
   235    960     (9)    (44)    952   1,095   1,549    923     85    --        1     1,921     177
------  -----  -----  ------  ------  ------  ------  -----  -----    ---     ---    ------  ------
 1,526  1,181     88      28   1,832   1,141   1,884  1,078     98    --      --      2,345   1,474
------  -----  -----  ------  ------  ------  ------  -----  -----    ---     ---    ------  ------
 1,931  2,938    856   3,808   4,597   6,077   3,359  5,786  1,212    170      59     5,615   9,936
   939    695   (436) (2,205)  1,011   1,983     745    629      8     36      16     1,063   1,435
  (472)  (222)  (247)   (373)   (951)   (269)   (271)  (218)    (9)   --      --       (971)   (850)
------  -----  -----  ------  ------  ------  ------  -----  -----    ---     ---    ------  ------
 2,398  3,411    173   1,230   4,657   7,791   3,833  6,197  1,211    206      75     5,707  10,521
------  -----  -----  ------  ------  ------  ------  -----  -----    ---     ---    ------  ------
 3,924  4,592    261   1,258   6,489   8,932   5,717  7,275  1,309    206      75     8,052  11,995
------  -----  -----  ------  ------  ------  ------  -----  -----    ---     ---    ------  ------
 7,498  2,906  4,235   2,977  11,226   2,294   9,451  2,176    206    --      --     18,103   6,108
------  -----  -----  ------  ------  ------  ------  -----  -----    ---     ---    ------  ------
11,422  7,498  4,496   4,235  17,715  11,226  15,168  9,451  1,515    206      75    26,155  18,103
======  =====  =====  ======  ======  ======  ======  =====  =====    ===     ===    ======  ======

--------------------------------------------------------------------------------
THE PFL ENDEAVOR PLATINUM VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS (AMOUNTS IN THOUSANDS, EXCEPT WHERE NOTED) June 30, 1997 (Unaudited)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization -- The PFL Endeavor Platinum Variable Annuity Account ("Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AUSA"), a holding company. AUSA is an indirect, wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

The Enhanced Index Subaccount commenced operations on May 1, 1997. The Opportunity Value Subaccount commenced operations on November 20, 1996. Effective May 1, 1996, the names of the Money Market, Managed Asset Allocation, Quest for Value Equity, and the U.S. Government Securities Portfolios and Subaccounts were changed to TCW Money Market, TCW Managed Asset Allocation, Value Equity, and Dreyfus U.S. Government Securities Portfolios and Subaccounts, respectively. Effective October 29, 1996, the names of the Value Small Cap Portfolio and Subaccount were changed to Dreyfus Small Cap Value Portfolio and Subaccount, respectively. The investment advisor of the Endeavor Series Trust is Endeavor Investment Advisors, a general partnership between Endeavor Management Co. and AUSA Financial Markets, Inc., an affiliate of PFL Life. The investment advisor for the WRL Investment Management, Inc. is Western Reserve Life Assurance Co. of Ohio, an affiliate of PFL Life.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.

Investments -- Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Endeavor Series Trust, and the Growth Portfolio of the WRL Investment Management, Inc. (collectively the "Series Funds"), as selected by the contract owner. Investments are stated at the closing net asset values per share on June 30, 1997.

Realized capital gains and losses from sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income -- Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

--------------------------------------------------------------------------------

2. INVESTMENTS
A summary of the mutual fund investment at June 30, 1997 follows:

                                                  NET ASSET
                                        NUMBER      VALUE
                                       OF SHARES  PER SHARE    MARKET
                                         HELD    (IN DOLLARS)  VALUE     COST
                                       --------- ------------ -------- --------
Endeavor Series Trust
 TCW Money Market Portfolio...........  12,536    $     1.00  $ 12,536 $ 12,536
 TCW Managed Asset Allocation
  Portfolio...........................     598         20.72    12,388   10,772
 T. Rowe Price International Stock
  Portfolio...........................     943         15.45    14,575   12,380
 Value Equity Portfolio...............   1,146         18.84    21,593   18,515
 Dreyfus Small Cap Value Portfolio....     738         15.47    11,420   10,004
 Dreyfus U.S. Government Securities
  Portfolio...........................     402         11.18     4,496    4,421
 T. Rowe Price Equity Income
  Portfolio...........................   1,026         17.26    17,716   15,445
 T. Rowe Price Growth Stock
  Portfolio...........................     804         18.88    15,170   12,519
 Opportunity Value Portfolio..........     138         11.02     1,515    1,430
 Enhanced Index Portfolio.............       7         11.19        75       74
WRL Investment Management, Inc.
 Growth Portfolio.....................     676     38.717398    26,157   23,396
                                                              -------- --------
                                                              $137,641 $121,492
                                                              ======== ========

3. CONTRACT OWNERS' EQUITY
A summary of deferred annuity contracts terminable by owners at June 30, 1997 follows:

                                                    ACCUMULATION
                                       ACCUMULATION  UNIT VALUE      TOTAL
  SUBACCOUNT                           UNITS OWNED  (IN DOLLARS) CONTRACT VALUE
  ----------                           ------------ ------------ --------------
TCW Money Market......................    11,347     $ 1.104619     $ 12,534
TCW Managed Asset Allocation..........     8,162       1.517550       12,386
T. Rowe Price International Stock.....    11,370       1.281744       14,574
Value Equity..........................    11,774       1.833816       21,592
Dreyfus Small Cap Value...............     6,983       1.635700       11,422
Dreyfus U.S. Government Securities....     3,927       1.144741        4,496
T. Rowe Price Equity Income...........    10,302       1.719479       17,715
T. Rowe Price Growth Stock............     8,163       1.858236       15,168
Opportunity Value.....................     1,389       1.091099        1,515
Enhanced Index........................        67       1.116001           75
Growth................................     1,477      17.705439       26,155
                                                                    --------
                                                                    $137,632
                                                                    ========

--------------------------------------------------------------------------------

A summary of changes in contract owners' account units follows:

                             TCW      T.ROWE           DREYFUS   DREYFUS    T.ROWE   T.ROWE
                   TCW     MANAGED    PRICE             SMALL      U.S.     PRICE    PRICE
                  MONEY     ASSET     INT'L.   VALUE     CAP      GOV'T.    EQUITY   GROWTH  OPPORTUNITY ENHANCED
                  MARKET  ALLOCATION  STOCK    EQUITY   VALUE   SECURITIES  INCOME   STOCK      VALUE     INDEX    GROWTH
                 SUBACCT.  SUBACCT.  SUBACCT. SUBACCT. SUBACCT.  SUBACCT.  SUBACCT. SUBACCT.  SUBACCT.   SUBACCT. SUBACCT.
                 -------- ---------- -------- -------- -------- ---------- -------- -------- ----------- -------- --------
Units
 outstanding at
 1/1/96.........   3,516    3,314      3,607    2,808   2,578      2,656     1,786   1,612        --       --        443
Units
 purchased......  11,640    3,329      4,053    5,605   2,428      3,476     4,402   4,001        169      --        650
Units redeemed
 and
 transferred....  (5,739)    (120)       959      641     373     (2,360)    1,226     281         36      --         38
                  ------    -----     ------   ------   -----     ------    ------   -----      -----      ---     -----
Units
 outstanding at
 12/31/96.......   9,417    6,523      8,619    9,054   5,379      3,772     7,414   5,894        205      --      1,131
Units
 purchased......   4,873    1,706      2,679    2,697   1,308        761     2,886   2,008      1,172       52       341
Units redeemed
 and
 transferred....  (2,943)     (67)        72       23     296       (606)        2     261         12       15         5
                  ------    -----     ------   ------   -----     ------    ------   -----      -----      ---     -----
Units
 outstanding at
 6/30/97........  11,347    8,162     11,370   11,774   6,983      3,927    10,302   8,163      1,389       67     1,477
                  ======    =====     ======   ======   =====     ======    ======   =====      =====      ===     =====

At June 30, 1997 contract owners' equity was comprised of:

                                                 TCW      T.ROWE           DREYFUS   DREYFUS    T.ROWE   T.ROWE
                                       TCW     MANAGED    PRICE             SMALL      U.S.     PRICE    PRICE
                                      MONEY     ASSET     INT'L.   VALUE     CAP      GOV'T.    EQUITY   GROWTH  OPPORTUNITY
                                      MARKET  ALLOCATION  STOCK    EQUITY   VALUE   SECURITIES  INCOME   STOCK      VALUE
                             TOTAL   SUBACCT.  SUBACCT.  SUBACCT. SUBACCT. SUBACCT.  SUBACCT.  SUBACCT. SUBACCT.  SUBACCT.
                            -------- -------- ---------- -------- -------- -------- ---------- -------- -------- -----------
Unit
 transactions,
 accumulated net
 investment
 income and
 realized
 capital gains..            $121,483  12,534    10,770    12,379   18,514   10,006    4,421     15,444   12,517     1,430
Adjustment for
 appreciation/depreciation
 to market
 value..........              16,149     --      1,616     2,195    3,078    1,416       75      2,271    2,651        85
                            --------  ------    ------    ------   ------   ------    -----     ------   ------     -----
Total Contract
 Owners'
 Equity.........            $137,632  12,534    12,386    14,574   21,592   11,422    4,496     17,715   15,168     1,515
                            ========  ======    ======    ======   ======   ======    =====     ======   ======     =====
                            ENHANCED
                             INDEX    GROWTH
                            SUBACCT. SUBACCT.
                            -------- --------
Unit
 transactions,
 accumulated net
 investment
 income and
 realized
 capital gains..               74     23,394
Adjustment for
 appreciation/depreciation
 to market
 value..........                1      2,761
                            -------- --------
Total Contract
 Owners'
 Equity.........               75     26,155
                            ======== ========


4. TAXES
Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

5. ADMINISTRATIVE, MORTALITY AND EXPENSE RISK CHARGES
Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner's account. For policies issued on or after May 1, 1995, the fee is waived if the sum of the premium payments less the sum of all partial withdrawals is at least $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account.

PFL Life deducts a daily charge equal to an annual rate of 1.25% of the value of the contract owners' individual account as a charge for assuming certain mortality and expense risks. PFL Life also deducts a daily charge equal to an annual rate of .15% of the contract owners' account for administrative expenses. In addition, during the first ten policy years PFL Life imposes a daily distribution financing charge equal to an annual rate of .25% of the value of the contract owners' account.

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6. PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                   SIX MONTHS ENDED JUNE 30, 1997 AND
                                     YEAR ENDED DECEMBER 31, 1996 OR
                             COMMENCEMENT OF OPERATIONS TO DECEMBER 31, 1996
                            ---------------------------------------------------
                                      1997                      1996
                            ------------------------- -------------------------
                              PURCHASES     SALES       PURCHASES     SALES
                            ------------- ----------- ------------- -----------
Endeavor Series Trust
 TCW Money Market Portfo-
  lio......................  $     11,080       8,780       13,753        7,221
 TCW Managed Asset Alloca-
  tion Portfolio...........         4,150       1,754        5,690        1,691
 T. Rowe Price Interna-
  tional Stock Portfolio...         4,224       1,014        6,034          629
 Value Equity Portfolio....         6,164         993       10,350          952
 Dreyfus Small Cap Value
  Portfolio................         4,237         791        4,100          566
 Dreyfus U.S. Government
  Securities Portfilio.....         1,126         850        3,964        2,688
 T. Rowe Price Equity In-
  come Portfolio...........         7,036       2,111        8,095          349
 T. Rowe Price Growth Stock
  Portfolio................         5,035       1,194        6,903          704
 Opportunity Value Portfo-
  lio......................         1,538         329          207          --
 Enhanced Index Portfolio..            74         --           --           --
WRL Investment Management,
 Inc.
 Growth Portfolio..........         6,896       1,147       12,662        1,217
                             ------------ -----------  -----------  -----------
                             $     51,560      18,963       71,758       16,017
                             ============ ===========  ===========  ===========

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